SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A.	Basis of Presentation:

The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“US GAAP”).

B.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.

C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S. dollar (“dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars.

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of comprehensive loss as financial income or expenses, as appropriate.

D.	Cash and cash equivalents and restricted cash:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired, readily convertible to known amounts of cash and subject to an insignificant risk. Restricted cash consists of deposits pledged to a bank that provided guarantee in connection with an operating lease.

E.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, trade accounts payable, accrued expenses and employees and related expenses recorded in other accounts payable, approximate their fair value due to the short-term maturity of these instruments.

ASC 820, “Fair Value Measurements and Disclosures,” defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact. The Company also considers assumptions that market participants would use when pricing the asset or liability, such as, inherent risk, transfer restrictions and risk of nonperformance. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 - Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Rail Vision Ltd.

Notes to Financial Statements

(U.S. dollars in thousands, except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

E.	Fair value of financial instruments (Cont.):

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, trade accounts payable, accrued expenses and employees and related expenses recorded in other accounts payable, approximate their fair value due to the short-term maturity of these instruments.

The Company’s warrants liability was classified within Level 3 of the fair value hierarchy because of the volatility input incorporated in the Company’s Black-Scholes model at inception and on subsequent valuation dates involves unobservable inputs. The warrant liability was classified to equity on June 29, 2024. As of December 31, 2025 and 2024, no liabilities were classified within level 3 of the fair value hierarchy.

Derivatives and warrants liabilities

The Company evaluated the derivatives and warrants in accordance with ASC 815 “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815”) to determine whether warrants should be classified as liabilities or shareholders’ equity. In case that a provision in the warrant agreement related to certain tender or exchange offers precludes the warrants from being accounted for as components of equity, the Company will be classified as liability. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrants are outstanding. As the warrants meet the definition of a derivative as contemplated in ASC 815, the warrants are recorded as derivative liabilities on the balance sheet and measured at fair value at inception and at each reporting date thereafter in accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), with changes in fair value recognized in the condensed statements of comprehensive loss in the period of change.

Under ASC 815-40, contracts that are not indexed to the Company’s own equity are classified as liabilities recorded at fair value, As such, the Company classifies the SEPA Agreement entered into (see Note 7B(6)) as a derivative instrument measured at fair value at each reporting period, as settlement provisions under this agreement are not indexed to the Company’s own equity.

F.	Inventories:

Inventories are stated at the lower of cost or market, with cost determined by the first-in, first-out method (FIFO) of inventory accounting. The Company capitalizes, material, labor, subcontractor and overhead costs as work-in-process for contracts where control has not yet passed to the customer. The valuation of the inventories requires to make estimates regarding excess or obsolete inventories, including making estimates of the future demand for products to be sold. Although the Company makes every effort to ensure the accuracy of forecasts of future product demand, any significant unanticipated changes in demand, price, or technological developments could have a significant impact on the value of the inventory and reported operating results. Charges for excess and obsolete inventories are included within cost of revenue.

G.	Fixed assets:

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Office furniture and equipment	7-15
Computer software and electronic equipment	33
Laboratory equipment	7-15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life

Rail Vision Ltd.

Notes to Financial Statements

(U.S. dollars in thousands, except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

H.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2023 and 2022, no impairment losses were recognized.

I.	Accrued post-employment benefit:

Under Israeli employment laws, employees of the Company are covered under Section 14 of the Severance Compensation Act, 1963 (“Section 14”) for a portion of their salaries. According to Section 14, these employees are entitled to receive monthly deposits (payments) made by the Company on their behalf with insurance companies.

Payments in accordance with Section 14 release the Company from any future severance payments (under the Israeli Severance Compensation Act, 1963) with respect of those employees. The obligation to make the monthly deposits is expensed as incurred. In addition, the aforementioned deposits are not recorded as an asset in the Company’s balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments.

J.	Revenue recognition:

The Company applies ASC 606 “Revenue from contracts with customers” (“ASC 606”). Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when or as performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services. The Company determine the transaction price based on the amount of consideration the Company expects to be entitled to from a customer in exchange for the promised goods or services. As a practical expedient, the Company does not assess the existence of a significant financing component when the difference between payment and transfer of deliverables is a year or less, which is the case in the majority of the Company’s customer contracts. The Company then allocates the transaction price to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied.

Revenues from products sales are recognized upon the transfer of control, which is generally upon shipment, delivery or installation. Revenues from services are recognized over time over the service period.

Deferred revenue represents amounts received by the Company for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met.

The current portion of deferred revenue represents the amount to be recognized within one year from the balance sheet date based on the estimated performance period of the underlying performance obligation, see Note 6 below.

Rail Vision Ltd.

Notes to Financial Statements

(U.S. dollars in thousands, except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

K.	Share-based payment:

The Company applies ASC 718-10, “Share-Based Payment,” (“ASC 718-10”) which requires the measurement and recognition of compensation expenses for all share-based payment awards granted to employees and directors including share options granted under the Company’s incentive share option plan based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of share-based payment awards on the date of grant. The portion of the grant-date fair value of the share-based payment award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statements of comprehensive loss.

The Company estimates the fair value of share options granted as share-based payment awards using a Black-Scholes option pricing model. The Black-Scholes option pricing model requires a number of assumptions, of which the most significant are share price, expected volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility is estimated based on volatility of similar companies in the technology sector. The expected option term is calculated for options granted to employees and directors using the “simplified” method, and grants to non-employees are based on the contractual term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The risk-free interest rate is based on the yield from Israel Treasury zero-coupon bonds with an equivalent term. Changes in the determination of each of the inputs can affect the fair value of the share options granted and the results of operations of the Company.

All of the Company’s grants of restricted stock units (“RSUs”) vest upon completion of a specified period of time, typically between one and three years. The fair value of each award is equal to the share price of the Company’s stock on the date of the grant. This cost is recognized over the vesting period of the respective award. The Company records forfeitures of RSUs related to continued service requirements as they occur.

L.	Leases:

The Company leases office space and vehicles under operating leases.

Operating leases are included in operating lease right of use (“ROU”) assets and operating lease liabilities in the Company’s balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities were recognized based on the present value of the remaining lease payments over the lease term. The Company’s incremental borrowing rate is used in determining the present value of lease payments because rate implicit in the Company’s leases is not readily determinable. The expected lease terms include options to extend or terminate the lease when it is reasonably certain that such options will be exercised. Operating lease expense is recognized on a straight-line basis over the lease term, variable payments are expensed in the periods incurred.

The Company has made an accounting policy election not to recognize ROU assets and lease liabilities that arise from leases with initial terms of 12 months or less. Instead, the Company continues to record such lease expenses on a straight-line basis over the lease term in the statements of comprehensive loss.

M.	Research and development expenses:

Research and development expenses are charged to the statements of comprehensive loss as incurred.

Rail Vision Ltd.

Notes to Financial Statements

(U.S. dollars in thousands, except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

N.	Warranties

The Company provides a standard warranty on all systems sold. The Company recognizes a warranty provision for the products sold based on the present value of future cash flows estimated to be required to settle the warranty obligation. The future cash flows have been estimated by reference to the Company’s history of warranty claims.

The Company considers the standard warranty does not provide an incremental service to customers but is rather an assurance on the quality of system, and therefore is not a separate performance obligation.

Warranty expenses are recorded as a component of cost of revenues in the Statements of Comprehensive Loss.

O.	Basic and diluted net loss per ordinary share:

Basic loss per ordinary share is computed by dividing the net loss by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is computed by dividing the net loss by the weighted average number of ordinary shares outstanding plus the number of additional ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued, using the treasury stock method. Potentially dilutive ordinary shares were excluded from the diluted loss per share calculation because they were anti-dilutive.

P.	Recent Adopted Accounting Standards:

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. This ASU is effective for annual periods beginning after December 15, 2024. The adoption of this ASU did not have a material impact on the Company’s financial statements (see also Note 13)

Q.	Accounting pronouncements not yet effective

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027, and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures, and the transition method.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)